Vessels and Equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels and Equipment, net	Vessels and Equipment, net

	June 30, 2025	December 31, 2024
(in $ millions)
Cost
At beginning of the period	888.6	437.8
Additions	—	450.8
At end of the period	888.6	888.6

Depreciation and Amortization
At beginning of the period	(35.6)	(9.1)
Charge for the period	(14.6)	(26.5)
At end of the period	(50.2)	(35.6)

Net book value	838.4	853.0
During the six months ended June 30, 2025, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our vessels may not be recoverable as of June 30, 2025 and concluded that no such events occurred. We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets are not recoverable.